The Central and Eastern Europe Fund, Inc.

Schedule of Investments	as of January 31, 2022 (Unaudited)

	Shares	Value ($)
Russia 71.2%
Common Stocks
Banks 14.3%
Sberbank of Russia PJSC	2,400,000	8,199,696
Sberbank of Russia PJSC (ADR)	774,191	10,718,675
TCS Group Holding PLC (GDR) (Registered)	87,331	6,217,967
		25,136,338
Chemicals 1.1%
PhosAgro PJSC (GDR) (Registered)	90,000	1,854,000

Food & Staples Retailing 4.1%
Magnit PJSC (GDR) (Registered)	319,550	4,186,105
X5 Retail Group NV (GDR) (Registered)	137,884	3,094,117
		7,280,222
Interactive Media & Services 5.1%
Yandex NV ''A''*	188,000	8,903,680

Internet & Direct Marketing Retail 0.7%
Ozon Holdings PLC (ADR)*†	60,000	1,206,000

IT Services 0.6%
Softline Holding PLC (GDR) 144A*	172,164	1,075,302

Metals & Mining 7.9%
Alrosa PJSC	1,670,000	2,433,464
Magnitogorsk Iron & Steel Works PJSC (GDR) (Registered)	74,569	775,517
MMC Norilsk Nickel PJSC (ADR)	95,000	2,671,400
Polymetal International PLC	330,000	4,697,344
Polyus PJSC (GDR) (Registered)	42,817	3,339,726
		13,917,451
Multiline Retail 0.4%
Fix Price Group Ltd. (GDR) (Registered)	125,000	710,000

Oil, Gas & Consumable Fuels 35.7%
Gazprom PJSC (ADR)†	3,098,242	26,708,290
Lukoil PJSC (ADR)	219,500	19,522,330
Novatek PJSC (GDR) (Registered)*	37,500	7,871,250
Rosneft Oil Co PJSC (GDR) (Registered)	512,997	3,801,308
Tatneft PAO (ADR)†	120,548	4,626,632
		62,529,810
Wireless Telecommunication Services 1.3%
Mobile Telesystems PJSC (ADR)	290,000	2,219,950
Total Russia (Cost $86,145,412)		124,832,753

Poland 13.1%
Common Stocks
Banks 4.8%
Bank Polska Kasa Opieki SA	110,000	3,640,160
Powszechna Kasa Oszczednosci Bank Polski SA*	416,090	4,841,139
		8,481,299
Diversified Telecommunication Services 1.2%
Orange Polska SA*	1,050,000	2,025,839

Entertainment 1.0%
CD Projekt SA†	38,000	1,671,050

Food & Staples Retailing 0.5%
Eurocash SA	320,000	804,963

Insurance 1.6%
Powszechny Zaklad Ubezpieczen SA	320,000	2,829,092

Internet & Direct Marketing Retail 2.0%
Allegro.eu SA 144A*†	380,000	3,489,474

	Shares	Value ($)
Media 0.8%
Cyfrowy Polsat SA	185,000	1,421,409

Metals & Mining 0.9%
KGHM Polska Miedz SA	48,131	1,640,375

Textiles, Apparel & Luxury Goods 0.3%
LPP SA	137	531,659
Total Poland (Cost $21,627,659)		22,895,160

Hungary 8.6%
Common Stocks
Banks 3.3%
OTP Bank Nyrt*	101,478	5,848,047

Diversified Telecommunication Services 0.3%
Magyar Telekom Telecommunications PLC (ADR)	390,433	515,782

Oil, Gas & Consumable Fuels 2.5%
MOL Hungarian Oil & Gas PLC	515,985	4,468,458

Pharmaceuticals 2.5%
Richter Gedeon Nyrt	163,475	4,293,439
Total Hungary (Cost $11,230,439)		15,125,726

Moldova 2.2%
Common Stocks
Beverages 2.2%
Purcari Wineries PLC (Registered) (Cost $2,547,425)	1,110,000	3,810,241

Czech Republic 1.7%
Common Stocks
Banks 1.4%
Moneta Money Bank AS 144A	553,432	2,385,637

Electric Utilities 0.3%
CEZ AS	15,000	555,607
Total Czech Republic (Cost $2,260,370)		2,941,244

Securities Lending Collateral 9.2%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (Cost $16,060,789) (a) (b)	16,060,789	16,060,789

Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 0.05% (Cost $6,800,456) (b)	6,800,456	6,800,456

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $146,672,550)	109.9	192,466,369
Other Assets and Liabilities, Net	(9.9)	(17,276,592)
Net Assets	100.0	175,189,777

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies,

please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Securities Lending Collateral 9.2%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.01% (a) (b)
12,146,440	3,914,349 (c)	–	–	–	5,302	–	16,060,789	16,060,789
Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 0.05% (b)
2,928,418	19,594,651	15,722,613	–	–	687	–	6,800,456	6,800,456
15,074,858	23,509,000	15,722,613	–	–	5,989	–	22,861,245	22,861,245

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2022 amounted to $15,102,084, which is 8.6% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2022.

144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
PJSC:	Public Joint Stock Company

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Investments in funds involve risk. Additional risks of the Fund are associated with international investing, such as currency fluctuations, currency and capital controls, political and economic changes, market risks, government regulations and differences in liquidity, which may increase the volatility of your investment. Foreign security markets generally exhibit greater price volatility and are less liquid than the US market. Additionally, the Fund focuses its investments in certain geographical regions, thereby increasing its vulnerability to developments in that region and potentially subjecting the Fund's shares to greater price volatility. Some funds have more risk than others. These include funds, such as the Fund, that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization, or foreign securities (e.g., political, or economic instability, which can be accentuated in emerging market countries).

War (including Russia's recent invasion of Ukraine), US and other sanctions, terrorism, economic uncertainty, trade disputes, trading halts, currency and capital controls, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to US and world economies and markets and may have significant adverse effects on the Fund and its investments, including making investments illiquid and/or difficult to value.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)
Russia	$124,832,753	$—	$—	$124,832,753
Poland	22,895,160	—	—	22,895,160
Hungary	15,125,726	—	—	15,125,726
Moldova	3,810,241	—	—	3,810,241
Czech Republic	2,941,244	—	—	2,941,244
Short-Term Instruments (d)	22,861,245	—	—	22,861,245
Total	$192,466,369	$—	$—	$192,466,369

(d) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

CEE-PH1

R-080548-1 (1/23)